INCOME TAXES	12 Months Ended
Dec. 31, 2019
INCOME TAXES
INCOME TAXES

7.           INCOME TAXES

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%. In November 2018, Qiyu received its “high and new technology enterprises” status and was entitled to a reduced EIT rate of 15% from 2018 to 2020. In August 2019, one of the Group’s subsidiary received the enterprise income tax preferential treatment related to western region development policy and was entitled to a preferential tax rate of 15%. Besides, as the subsidiary falls into the scope of newly established financial technology enterprise, the local government exempts 40% of EIT.

7.           INCOME TAXES – continued

PRC – continued

The current and deferred portion of income tax expenses included in the combined and consolidated statements of operations, which were all attributable to the Group’s PRC entities are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Current tax	115,790	375,066	1,179,089
Deferred tax	(67,612)	91,294	(713,106)
Total	48,178	466,360	465,983

Reconciliation between the income tax at PRC statutory tax rate and income tax expense is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Income before income tax benefit	213,043	1,659,671	2,967,287
Statutory tax rate in the PRC	25%	25%	25%
Income tax at statutory tax rate	53,261	414,918	741,822
Effect of different tax rate of subsidiary operation in other jurisdiction	—	5,424	3,875
Non-deductible expenses	23	151,987	63,070
Preferential tax rate and local tax exemption	—	(84,120)	(202,095)
Effect of enacted tax rate change of deferred tax assets/liabilities	—	—	(95,048)
Research and development super-deduction	(5,106)	(21,849)	(47,846)
Valuation allowance movement	—	—	2,205
Income tax expense	48,178	466,360	465,983

The effect of the preferential tax rates on the income per share is as follows:

	Years Ended December 31,
	(Amounts in Thousands Except Per Share Data )
	2017	2018	2019
	RMB	RMB	RMB
Tax saving amount due to preferential tax rates	—	84,120	297,143
Income per share effect-basic	—	0.41	1.03
Income per share effect-diluted	—	0.41	0.99

7.           INCOME TAXES – continued

PRC – continued

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the deferred tax assets and deferred tax liabilities are as follows:

	December 31,	December 31,
	2018	2019
	RMB	RMB
Deferred tax assets
Guarantee liabilities	386,781	1,182,114
Advertising expenses	148,613	290,720
Provision for accounts receivable and contract assets	34,695	236,252
Provision for loan losses	14,220	84,452
Accrued expenses	13,990	—
Net operating loss carry forwards	5,056	10,746
Total deferred tax assets	603,355	1,804,284
Deferred tax liabilities
Uncollected revenues	(619,113)	(1,106,936)
Total deferred tax liabilities	(619,113)	(1,106,936)
Net deferred tax assets (liabilities)	(15,758)	697,348

Management assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to utilize the existing deferred tax assets. On the basis of this evaluation, as of December 31, 2018 and 2019, no allowance has been recorded for the deferred tax assets.

As of December 31, 2019, the Group had net operating loss carryforwards in PRC entities of RMB 42,985, which can be carried forward to offset taxable income. The carryforward period for net operating losses under the EIT Law is five years. The net operating loss carryforwards of the Group will expire in 2023 with RMB 20,223 and in 2024 with RMB 22,762 respectively. Other than the expiration, there are no other limitations or restrictions upon the Group’s ability to use these operating loss carryforwards.

The authoritative guidance requires that the Group recognizes the impact of a tax position in the financial statements if that position is more likely than not of being sustained upon audit by the tax authority, based on the technical merits of the position. Under PRC laws and regulations, arrangements and transactions among related parties may be subject to examination by the PRC tax authorities. If the PRC tax authorities determine that the contractual arrangements among related companies do not represent a price under normal commercial terms, they may make adjustments to the companies’ income and expenses. A transfer pricing adjustment could result in additional tax liabilities.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB 0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

Aggregate undistributed earnings of the Group’s PRC subsidiaries and VIE that are available for distribution was RMB 1,954,077 and 4,264,093 as of December 31, 2018 and 2019 respectively.

7.           INCOME TAXES – continued

PRC – continued

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC subsidiaries unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Group plans to indefinitely reinvest undistributed profits earned from its China subsidiaries in its operations in the PRC. Therefore, no withholding income taxes for undistributed profits of the Group’s subsidiaries have been provided as of December 31, 2018 and 2019.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group completed its feasibility analysis on a method, which the Group will ultimately execute if necessary to repatriate the undistributed earnings of the VIE without significant tax costs. As such, the Group does not accrue deferred tax liabilities on the earnings of the VIE given that the Group will ultimately use the means.